Business combinations in 2021	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combinations in 2021
7. Business combinations in 2021
7.1 Acquisition of APR
On June 28, 2021, the Group acquired all outstanding shares and voting rights of APR Applied Pharma Research SA (Ticino, Switzerland). The APR subgroup was constituted by its parent company APR Applied Pharma Research SA and three fully owned subsidiaries: APR Applied Pharma Research Holding SA (Ticino, Switzerland), APR Applied Pharma Research Deutschland GmbH (Offenbach am Main, Germany), and APR Applied Pharma Research - Italy S.r.l. (Rome, Italy).
The main corporate purpose of APR was the research and development of new technologies and methods in the chemical, pharmaceutical and food sectors, the registration of patents, as well as the registration of dietetic products, cosmetics and medical-surgical aids; it also manufactured and traded medical products on an international scale and acquired, held, used or sold licenses, patents and trademarks.
The acquisition of APR provided Relief with a platform for future growth, including established commercial infrastructure that would facilitate future therapeutic product launches in key European markets and in the U.S., as well as commercial revenues and qualified human resources. Under the terms of the agreement, APR’s former shareholders received from Relief a cash payment of CHF 21.5 million and CHF 42.9 million in Relief ordinary shares.

Consideration transferred
TCHF
Cash	21,500
Non-cash (Relief shares)	42,912
Contingent consideration	20,157

Total consideration transferred	84,569

Under IFRS 3, the cost of the acquisition was based on the market value of Relief’s listed shares at the acquisition date. Therefore, the fair value of the consideration transferred was calculated as follows: 206,786,784 shares at a fair value of CHF 0.20752 per share resulting to TCHF 42,912. The fair value of the shares based on the share price at the date of the transaction differed from the contractual value of CHF 45 million.
The acquisition agreement included contingent considerations to the previous owners in the aggregate maximum amount of up to CHF 35 million, at the time of the acquisition, upon achievement of pre-agreed
milestones. The fair value of the contingent consideration, based on the estimated probability of occurrence and the time factor, is provisioned and adjusted at the end of each reporting period (note 18).
Acquisition-related costs of TCHF 775 were excluded from the consideration transferred and recognized in ‘other administrative expense’ in the 2021 statement of comprehensive loss and were included in cash flows used in operating activities in the 2021 consolidated statement of cash flows.

Assets acquired and liabilities recognized at the date of acquisition
The fair values of the assets and liabilities of APR as of the date of acquisition were as follows:

TCHF
Non-current assets
Right-of-use assets	2,599
Property and equipment	34
Intangible assets	90,236
Deferred tax assets	1,239
Other non-current assets	55
Current assets
Inventories	192
Trade receivables	1,107
Other current assets and other receivables	851
Cash and cash equivalents	5,710
Non-current liabilities
Non-current lease liabilities	(2,248)
Defined benefit obligation	(1,707)
Deferred tax liabilities	(14,402)
Current liabilities
Current lease liabilities	(371)
Current borrowings	(5,170)
Trade payables	(952)
Other current liabilities	(1,262)

Net assets acquired	75,911

Goodwill arising from the acquisition

TCHF
Consideration transferred	84,569
Fair value of identifiable net assets	(75,911)

Goodwill	8,658

The purchase price allocation included the recognition of intangible assets of TCHF 90,236 and a related deferred tax liability of TCHF 14,402. As no other individual identifiable assets meeting the recognition criteria were identified, the residual amount paid of TCHF 8,658 was allocated to goodwill. This goodwill is not expected to be deductible for income tax purposes.
Net cash outflow from the acquisition

TCHF
Cash and cash equivalent balance acquired	5,710
Consideration paid in cash and cash equivalents	(21,500)

Net cash outflow	(15,790)

7.2 Acquisition of AdVita
On July 27, 2021, the Company closed the definitive agreement to acquire all outstanding shares of AdVita Lifescience GmbH (“AdVita”). Under the terms of the agreement, AdVita’s former shareholders received from Relief 135,741,063 Relief common listed shares.
Consideration transferred

TCHF
Cash	—
Non-cash (Relief shares)	31,490
Contingent consideration	10,465

Total consideration transferred	41,955

Under IFRS 3, the cost of the acquisition was based on the market value of Relief’s listed shares at the acquisition date. Therefore, the fair value of the consideration transferred was calculated as follows: 135,741,063 shares at a fair value of CHF 0.232 (share price on transaction date) resulting to TCHF 31,490.
The acquisition agreement with AdVita included additional contingent considerations to the previous owners in the aggregate maximum amount of up to EUR 20 million (CHF 20.7 million), at the time of the acquisition, in cash upon achievement of pre-agreed
milestones. The fair value of the contingent consideration, based on the estimated probability of occurrence and the time factor is provisioned and adjusted at the end of each reporting period (note 18).
Acquisition-related costs amounting to TCHF 325 were excluded from the consideration transferred and recognized in ‘other administrative expense’ in the 2021 statement of comprehensive loss and were included in cash flows used in operating activities in the 2021 consolidated statement of cash flows.
Assets acquired and liabilities recognized at the date of acquisition
The fair values of the assets and liabilities of AdVita as at the date of acquisition were as follows:

TCHF
Non-current assets
Tangible assets	14
Right-of-use assets	98
Intangible assets	50,716
Current assets
Trade receivables	64
Inventory	88
Other current assets	717
Cash and cash equivalents	1,302
Non-current liabilities
Non-current lease liabilities	(76)
Other non-current borrowings	(2,900)
Deferred tax liabilities	(7,086)
Current liabilities
Current lease liabilities	(22)
Other current borrowings	—
Trade payables	(63)
Provisions	(649)
Other current liabilities	(248)

Net assets acquired	41,955

The purchase price allocation included the recognition of intangible assets of TCHF 50,716 and a related deferred tax liability of TCHF 7,086. The activity, expertise and then-pending intellectual property rights of AdVita were centered exclusively on the medical compound aviptadil. The Group has identified one intangible asset constituted by an in-process research and development program, which was recorded with the existing aviptadil asset of Relief (note 8). The acquisition did not result in the recognition of goodwill.
Net cash outflow from the acquisition

TCHF
Cash and cash equivalent balance acquired	1,302
./. Loan due to Relief by the acquired subsidiary	(2,193)
./. Consideration paid in cash and cash equivalents	—

Net cash outflow	(891)

7.3 Impact of the acquisitions on the 2021 results of the Group
From the dates of acquisition through December 31, 2021, APR and AdVita contributed, respectively, TCHF 3,207 and TCHF 113 revenue, and TCHF 2,169 and TCHF 1,200 operating loss, to the respective results of the Group, excluding amortization of intangible assets and related income tax effect.

If APR and AdVita were consolidated since January 1, 2021, the consolidated loss and the consolidated revenue of the Group for the full year 2021 would have been TCHF 37,117 and TCHF 7,007, respectively.